Financial Instruments and Risk Management (Schedule of Sensitivity Analysis Non-derivative Financial Instruments) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Euro/ US dollar [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	$ 111	$ (54)
US Dollar/Israeli shekel [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	105	73
US Dollar/British pound [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	$ (1)	$ (1)